Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Schedule of property, plant and equipment

						Other tangible
		E&P wells,		E&P exploration	E&P tangible	assets in
	Land and	plant and	Other plant	assets and	assets in	progress and
(€ million)	buildings	machinery	and machinery	appraisal	progress	advances	Total
2020
Net carrying amount - beginning of the year	1,218	46,492	3,632	1,563	7,412	1,875	62,192
Additions	12	6	229	265	3,127	768	4,407
Depreciation capitalized				4	100		104
Depreciation (*)	(55)	(5,642)	(508)				(6,205)
Reversals	13	183	342		98	12	648
Impairment	(82)	(1,551)	(972)		(567)	(582)	(3,754)
Write-off			(1)	(296)	(7)	(1)	(305)
Currency translation differences	(2)	(3,325)	(75)	(119)	(605)	(14)	(4,140)
Initial recognition and changes in estimates		870		(9)	94		955
Transfers	39	2,677	755	(47)	(2,630)	(794)
Other changes	(15)	(62)	(103)	(20)	96	145	41
Net carrying amount - end of the year	1,128	39,648	3,299	1,341	7,118	1,409	53,943
Gross carrying amount - end of the year	4,082	136,468	28,839	1,341	11,169	2,742	184,641
Provisions for depreciation and impairments	2,954	96,820	25,540		4,051	1,333	130,698
2019
Net carrying amount - beginning of the year	1,274	42,856	3,901	1,267	9,195	1,809	60,302
Additions	12	144	223	508	6,170	992	8,049
Depreciation capitalized				14	202		216
Depreciation (*)	(60)	(6,435)	(537)				(7,032)
Reversals	44	65	69		65	139	382
Impairment	(47)	(659)	(500)		(669)	(537)	(2,412)
Write-off			(5)	(216)	(49)		(270)
Disposals	(1)	(3)	(1)	(22)	(80)	(6)	(113)
Currency translation differences	2	815	21	24	181	1	1,044
Initial recognition and changes in estimates		2,028		25	21		2,074
Transfers	42	7,568	597	(42)	(7,526)	(639)
Other changes	(48)	113	(136)	5	(98)	116	(48)
Net carrying amount - end of the year	1,218	46,492	3,632	1,563	7,412	1,875	62,192
Gross carrying amount - end of the year	4,067	144,789	28,191	1,563	11,406	2,799	192,815
Provisions for depreciation and impairments	2,849	98,297	24,559		3,994	924	130,623

Schedule of depreciation rates

The main depreciation rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Buildings	2 – 10
Mineral exploration wells and plants	UOP
Refining and chemical plants	3 – 17
Gas pipelines and compression stations	4 – 12
Power plants	4 – 5
Other plant and machinery	6 – 12
Industrial and commercial equipment	5 – 25
Other assets	10 – 20

Schedule of stratification of the suspended wells pending final determination of proved reserves aging

(€ million)	2020	2019	2018
Costs for exploratory wells suspended - beginning of the year	1,246	1,101	1,263
Increases for which is ongoing the determination of proved reserves	408	368	235
Amounts previously capitalized and expensed in the year	(226)	(183)	(61)
Reclassification to successful exploratory wells following the estimation of proved reserves	(48)	(46)	(297)
Disposals		(15)	(6)
Changes in the scope of consolidation			(58)
Reclassification to assets held for sale			(24)
Currency translation differences	(112)	21	49
Costs for exploratory wells suspended - end of the year	1,268	1,246	1,101

The following information relates to the stratification of the suspended wells pending final determination (ageing):

	2020		2019		2018
		(number of		(number of		(number of
		wells in Eni’s		wells in Eni’s		wells in Eni’s
	(€ million)	interest)	(€ million)	interest)	(€ million)	interest)
Costs capitalized and suspended for exploratory well activity
- within 1 year	157	6.7	185	7.7	111	7.0
- between 1 and 3 years	250	11.0	171	6.4	87	2.9
- beyond 3 years	861	19.3	890	26.4	903	24.2
	1,268	37.0	1,246	40.5	1,101	34.1
Costs capitalized for suspended wells
- fields including wells drilled over the last 12 months	157	6.7	185	7.7	111	7.0
- fields for which the delineation campaign is in progress	631	14.9	556	11.3	217	4.7
- fields including commercial discoveries that proceeds to sanctioning	480	15.4	505	21.5	773	22.4
	1,268	37.0	1,246	40.5	1,101	34.1

Schedule of unproved mineral interests

Unproved mineral interests, comprised in assets in progress of the Exploration & Production segment, include the purchase price allocated to unproved reserves following business combinations or acquisition of individual properties. Unproved mineral interests were as follows:

							United Arab
(€ million)	Congo	Nigeria	Turkmenistan	USA	Algeria	Egypt	Emirates	Total
2020
Book amount at the beginning of the year	253	939	139	162	115	19	535	2,162
Additions					55	2		57
Net (impairments) reversals	(25)		(134)	(37)				(196)
Reclassification to proved mineral interest			(2)		(61)	(2)	(25)	(90)
Currency translation differences	(25)	(79)	(3)	(11)	(9)	(1)	(42)	(170)
Book amount at the end of the year	203	860		114	100	18	468	1,763
2019
Book amount at the beginning of the year	769	921	77	103	77	29	502	2,478
Additions				97	135	1	23	256
Net (impairments) reversals	(533)		65	(27)				(495)
Reclassification to proved mineral interest			(4)	(14)	(99)	(12)		(129)
Currency translation differences	17	18	1	3	2	1	10	52
Book amount at the end of the year	253	939	139	162	115	19	535	2,162